Equity (Deficit)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Equity (Deficit)
NOTE 22.	EQUITY (DEFICIT)

A.	Certificates of Contribution “A”
The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.
On August 5, 2016, the Mexican Government issued Ps. 184,230,586 in exchange for a Ps. 50,000,000 non-negotiable
promissory note in favor of Petróleos Mexicanos on December 24, 2015, for the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its Subsidiary Entities which was recognized as a Ps. 135,439,612 increase in equity. The Ps. 135,439,612 increase in equity was the result of the Ps. 184,230,586 value of the promissory notes as of June 29, 2016, minus the Ps. 50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which Petróleos Mexicanos received the promissory notes (see Note
15-A).
On September 11, 2019, Petróleos Mexicanos received Ps. 122,131,000 in Certificates of Contribution “A” from the Mexican Government to help improve PEMEX’s financial position.
During 2020, Petróleos Mexicanos received Ps. 46,256,000 in Certificates of Contribution “A” from the Mexican Government to help improve PEMEX’s financial position.
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2018	Ps.	356,544,447
Increase in Certificates of Contribution “A” during 2019		122,131,000

Certificates of Contribution “A” as of December 31, 2019	Ps.	478,675,447
Increase in Certificates of Contribution “A” during 2020		46,256,000
Certificates of Contribution “A” as of December 31, 2020	Ps.	524,931,447

B.	Mexican Government contributions
During 2020 and 2019 there were no Mexican Government contributions apart from Certificates of Contribution “A”.

C.	Legal reserve
Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.
During 2020 and 2019, there were no changes to the legal reserve.

D.	Accumulated other comprehensive income (loss)
As a result of the discount rate analysis related to employee benefits liability, for the periods ended December 31, 2020 and 2019 PEMEX recognized net actuarial losses in other comprehensive income (loss) net of deferred income tax for Ps. (19,178,587) and Ps (309,334,500), respectively, related to retirement and post-employment benefits as a result of a decrease in the discount rates. The variation related to retirement and post-employment benefits was the result of a decrease in the discount and return on plan assets rates from 7.53% as of December 31, 2019 to 7.08% as of December 31, 2020.

E.	Accumulated deficit from prior years
PEMEX has recorded negative earnings in the past several years. However, the
Ley de Concursos Mercantiles
(“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.

F.	Uncertainty related to going concern
The consolidated financial statements have been prepared on a going concern basis.
Facts and conditions
PEMEX also has substantial debt, incurred mainly to finance the capital expenditures needed to carry out its capital investment projects and to fund its operating expenses. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties and other taxes, the cash flows derived from PEMEX’s operations in recent years have not been sufficient to fund its operations and capital expenditure programs. As a result, PEMEX’s indebtedness has increased significantly, and its working capital has deteriorated. In recent years, PEMEX’s level of indebtedness relative to its oil reserves has increased substantially. Additionally, the significant crude oil price drop, which started in March 2020, PEMEX’s continued heavy tax burden, increased competition from the private sector and the negative economic impact as a result of the current global health crisis caused by the
Covid-19
pandemic have negatively impacted PEMEX´s financial performance (see Note 28). PEMEX’s 2020 revenues decreased both from the decline in crude oil prices and from the decrease in the demand of petroleum products.

In March and April 2020, certain ratings agencies downgraded PEMEX’s credit rating. Most recent credit downgrades have been mainly driven by the effects of
Covid-19
and the associated reduced economic activity, as well the low crude oil prices and the downgrade of the Mexican Government’s sovereign debt rating. These downgrades could have an impact on PEMEX´s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiations that PEMEX may carry out during 2021 and 2022. (see Note 16).
During 2020, 2019 and 2018, PEMEX recognized a net loss of Ps. 509,052,065, Ps. 282,112,024 and Ps. 180,419,837, respectively. In addition, as of December 31, 2020 and 2019, PEMEX had a negative equity of Ps. 2,404,727,030 and Ps. 1,931,409,302, respectively, mainly due to continuous net losses, and a negative working capital of Ps. 442,550,332 and Ps. 209,168,587, as of December 31, 2020 and 2019, respectively.
PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the
Decreto de Presupuesto de Egresos de la Federaci
ó
n
(“Federal Expenditure Budget Decree”). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the
C
á
mara de Diputados
(“Chamber of Deputies”). The Federal Budget for 2021 authorized PEMEX to have a budget deficit of Ps. 92,687,000. This shortfall does not consider payments of principal of PEMEX´s debt due in 2021.
PEMEX has short-term debt principal maturities (including interest payable) of Ps. 391,097,267, as of December 31, 2020.
The combined effect of the above-mentioned events indicates the existence of significant doubt about PEMEX’s ability to continue as a going concern.
Actions-
PEMEX and the Mexican Government are carrying out the following actions, among others, to preserve liquidity:
PEMEX was granted a tax credit applicable to the Profit-sharing Duty of up to Ps. 73,280,000 pursuant to the presidential decree of the Mexican Government of February 19, 2021 (see note 28). As of March 31, 2020, PEMEX has applied Ps. 18,320,
0
00 of this tax credit.
It is expected that PEMEX will receive scheduled equity contributions from the Mexican Government during 2021, through the Ministry of Energy for Ps. 96,720,000, of which as of May 7, 2021 Ps. 64,124,000, have been received. The resources from these contributions will be used for short-term maturities of long-term debt will not affect PEMEX’s compliance with its financial balance goal established for 2021 (see Note 28).
It is expected that PEMEX will be subject to a lower tax burden in 2021, since the share-profit duty decreased to 54% in 2021 from 58% in 2020.
PEMEX has Ps. 190,604,990 (U.S. $7,700,000 and Ps. 37,000,000) in available credit lines in order to provide liquidity, if necessary. As of December 31, 2020, PEMEX had used Ps. 71,815,320 (U.S. $3,600,000 of its lines of credit denominated in U.S. dollars) and had a total availability of Ps. 74,902,530 (U.S. $1,900,000 and Ps. 37,000,000) remaining under its credit lines.
Revenues from alternative financing mechanisms that do not constitute public debt.

In addition, PEMEX may raise funds from the markets in accordance with prevailing conditions, to refinance its debt. Further, PEMEX has the capacity to refinance its short-term debt maturities through direct loans and revolving credit facilities and loans guaranteed by export credit agencies. PEMEX also established in conjunction with development and commercial banks
Cadenas Productivas PEMEX Plus
(Productive Chains Plus Program) to aid for the payment to suppliers and contractors.
The
Ley de Ingresos de la Federación para el Ejercicio Fiscal de 2021
(“Revenue Law for 2021”) also authorized PEMEX a net additional indebtedness up to Ps. 42,100,000 (Ps. 22,000,000 and U.S. 1,000,000), which is considered as public debt by the Mexican Government and may be used to partially cover its negative financial balance. In accordance with the Revenue Law for 2021, crude oil revenues between 42.12 and up to 44.12 U.S. dollars per barrel will be directed to improve PEMEX´s financial balance goal for 2021 and revenues above 44.12 U.S. dollars per barrel may be used for operating expenses and capital expenditures.
PEMEX reviews and aligns its capital expenditures portfolio in accordance with updated economic assumptions on a periodic basis and giving priority to those projects which increase production in an efficient manner and at the lowest cost.
Further, on March 2
2
, 2021, the Board of Directors of Petróleos Mexicanos approved the business plan of Petróleos Mexicanos and its Subsidiary Companies for 2021-2025 (the “2021-2025 Business Plan”). For further information about the 2021-2025 Business Plan, see Note 28-G.
Prices of crude oil, natural gas and petroleum products have begun to recover in the first months of 2021, and economic activity has begun to increase.
Petróleos Mexicanos and its Subsidiary Entities are not subject to the Commercial Bankruptcy Law of Mexico and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance
with financial ratios.
PEMEX prepared its consolidated financial statements as of December 31, 2020 and 2019 on a going concern basis. There are certain conditions that have generated important uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. These financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.

G.	Non-controlling interest
PEMEX does not currently own all of the shares of PMI CIM and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as
“non-controlling
interest.”

Until April 2020, the
non-controlling
interest in HJ BARRERAS was also presented. In May 2020, PMI HBV, a majority shareholder of HJ BARRERAS, transferred to Cruise Yacht Yard Co, Ltd, a company belonging to the acquirer of the vessel under construction by HJ BARRERAS, the corporate and economic rights derived from its 51.0 % of shareholding in HJ BARRERAS, through the conclusion of various contracts (i) of usufruct of shares, and (ii) shares purchase and share sale options, in exchange for a net amount of € 5,100 (Ps. 134,716). To ensure that PMI HBV did not pay the penalty arising from a guarantee granted by HJ BARRERAS shareholders, Cruise Yacht Yard Co, Ltd, assumed payment of the latter and its value was included in the total price of the assets (advance amounts) amounting to € 8,400.
PMI HBV’s payment of the guarantee gave a right of recovery that becomes a participatory loan for HJ BARRERAS. As of the payment, the expiration period of the options for the purchase and sale of the shares between the two parties may take place on January 1, 2022, or earlier when the construction of that vessel is completed.
Therefore, as of May 2020, PMI HBV. does not maintain control over HJ BARRERAS and Petróleos Mexicanos does not consolidate HJ BARRERAS’ financial information in its financial statements.
As of April 30, 2020, HJ BARRERAS’ total assets amounted to Ps.1,558,000; total liabilities amounted to Ps. 2,945,300, respectively; and negative capital (of which 49.0% corresponded to non-controlling
interest) amounted to Ps. 1,387,300. The negative capital amount as of April 30, 2020 included Ps. 224,500 of losses generated by HJ BARRERAS during the period from January 1 to April 30, 2020 (of which 49.0% corresponded to the non-controlling
interest). This operation resulted in a profit in the consolidated income statement of Ps. 833,038.
On July 31, 2020, Cruise Yacht Yard Co, Ltd exercised its purchase and sale option.
As of December 31, 2020 and 2019,
non-controlling
interest represented losses of Ps. 369,692 and Ps. 141,793, respectively, in PEMEX’s equity (deficit).